Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Abstract]
Salaries and expenses relating to employees	$ 20
Service providers and other expenses	78	31	30
Total Research and Development Expenses	$ 98	$ 31	$ 30